CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulative other comprehensive income/(loss) [Member] CNY (¥)	Accumulative other comprehensive income/(loss) [Member] USD ($)	Total RISE Education Cayman Ltd shareholder's equity [Member] CNY (¥)	Total RISE Education Cayman Ltd shareholder's equity [Member] USD ($)	Non-controlling interests [Member] CNY (¥)
Balance at Dec. 31, 2018		¥ 440,834		¥ 7,074		¥ 600,011		¥ (23,460)	¥ 78,345	¥ (248,674)		¥ 42,459		¥ 455,755		¥ (14,921)
Balance (Shares) at Dec. 31, 2018 | shares				113,779,244	113,779,244
Net income/(loss)		144,560								148,100				148,100		(3,540)
Acquisition of subsidiary		33,866														33,866
Share-based compensation		47,889				47,889								47,889
Issuances in relation to share option exercise		4,647		¥ 32		4,615								4,647
Issuances in relation to share option exercise (Shares) | shares				468,384	468,384
Other comprehensive income		(1,542)										(1,542)		(1,542)
Repurchase of ordinary shares, Value	[1]	(45,953)						(45,953)						(45,953)
Repurchase of ordinary shares, Shares | shares	[1]			(1,492,308)	(1,492,308)
Retirement of treasury shares	[1]			¥ (160)		(69,253)		¥ 69,413
Appropriation of statutory reserves									26,485	(26,485)
Balance at Dec. 31, 2019		624,301		¥ 6,946		583,262			104,830	(127,059)		40,917		608,896		15,405
Balance (Shares) at Dec. 31, 2019 | shares				112,755,320	112,755,320
Net income/(loss)		(141,444)								(132,433)				(132,433)		(9,011)
Share-based compensation		17,999				17,999								17,999
Issuances in relation to share option exercise		1,925		¥ 13		1,912								1,925
Issuances in relation to share option exercise (Shares) | shares				195,912	195,912
Other comprehensive income		(1,275)										(1,275)		(1,275)
Appropriation of statutory reserves									527	(527)
Balance at Dec. 31, 2020		501,506		¥ 6,959		603,173			105,357	(260,019)		39,642		495,112		6,394
Balance (Shares) at Dec. 31, 2020 | shares				112,951,232	112,951,232
Net income/(loss)		(258,184)	$ (40,515)							(248,487)				(248,487)		(9,697)
Share-based compensation		9,537				9,537								9,537
Issuances in relation to share option exercise		812		¥ 5		807								812
Issuances in relation to share option exercise (Shares) | shares				79,160	79,160
Other comprehensive income		(6,635)	(1,041)									(6,635)		(6,635)
Appropriation of statutory reserves									1,565	(1,565)
Disposal of RISE IP&RISE HK		(339,481)				(339,481)								(339,481)
Disposal of WFOE		3,303							¥ (106,922)	106,922						¥ 3,303
Balance at Dec. 31, 2021		¥ (89,142)	$ (13,987)	¥ 6,964	$ 1,093	¥ 274,036	$ 43,002			¥ (403,149)	$ (63,263)	¥ 33,007	$ 5,181	¥ (89,142)	$ (13,987)
Balance (Shares) at Dec. 31, 2021 | shares				113,030,392	113,030,392

[1]	In November 2018, the Board of Directors approved share repurchase program to purchase up to US$30,000 of the Company’s ordinary shares. As of December 31, 2019, pursuant to the share repurchase program, the Company repurchased 1,158,741 outstanding ADS representing 2,317,482 outstanding ordinary shares for an aggregated purchase price of RMB69,413. All shares repurchased were retired as of December 31, 2019 (Note 2).